Details of Significant Accounts - Share-based payment - Share Incentive Stock Option Plan (Details) - $ / shares	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
After the recapitalization
Share-based payment arrangements
Number of Units Eligible for One Ordinary Share	5.65
Share Incentive Plan
Share-based payment arrangements
Number of stock options authorized under the plan		30,000,000
Number of Perfect Common Share that each stock option holder is entitled		1
Exercise price	$ 3.95	$ 3.95
Maximum aggregate number of the Ordinary Shares that may be issued upon exercise of all options to be granted under the plan	5,311,000
Maximum terms of options granted	5 years
Share Incentive Plan | 2 years' service
Share-based payment arrangements
Number of years of service	2 years
Vesting (in percent)	50.00%
Share Incentive Plan | 3 years' service
Share-based payment arrangements
Number of years of service	3 years
Vesting (in percent)	75.00%
Share Incentive Plan | 4 years' service
Share-based payment arrangements
Number of years of service	4 years
Vesting (in percent)	100.00%
Share Incentive Plan | Prior to the recapitalization
Share-based payment arrangements
Exercise price	$ 0.7